Commitments and Contingencies Federal Reserve Requirement - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Cash Reserve Deposit Required and Made	$ 101,355	$ 102,454	$ 10,416